Related Party Transactions	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Related Party Transactions
Related Party Transactions

Note 11 – Related Party Transactions

Due from related party

As of April 30, 2025 and as of October 31, 2024, the balance due from related party was $186,381 and $190,382, respectively. The balance represents multiple advances provided to a related party company, which is 86.43% owned by the Company’s Chairman, to support its working capital needs. The balance was short-term in nature, unsecured, repayable on demand, and bears no interest. The Company historically has not experienced an uncollectible receivable from the related party. Management believes that the related party receivable is fully collectable. Therefore, no Allowance for credit losses is deemed to be required on its due from related party at April 30, 2025 and as of October 31, 2024. During the six months ended April 30, 2025 and 2024, the Company advances to the related party company nil and nil, respectively, and received nil and $9,439, respectively, for repayment.

Due to related parties

Due to related party consisted of the following:

	April 30,	October 31,
	2025	2024
Jingpeng Guo (1)	$11,003	$11,239
Ye Li (2)	1,705	1,742
Wei Zhu (3)	121,035	123,634
Xiamen Heying (defined below) (4)	69,073	70,556
Total	$202,817	$207,171
(1)	Vice President of the Company
(2)	Director of the Company
(3)	Chairman and Chief Executive Office of the Company
(4)	Xiamen Heying Information Technology Ltd. (“Xiamen Heying”), which was 86.43% owned by Mr. Wei Zhu

The balance of due to related parties represents expenses paid by these related parties on behalf of the Company and advances from the related parties for working capital. During the six months ended April 30, 2025 and 2024, the Company borrowed nil and nil-, respectively, from related parties and repaid nil and $119,826, respectively, to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Note 11 – Related Party Transactions

Due from related party

As of October 31, 2024 and 2023, the balance due from related party was $190,382 and $188,777, respectively. The balance represents multiple advances provided to a related party company, which is 86.43% owned by the Company’s Chairman, to support its working capital needs. The balance was short-term in nature, unsecured, repayable on demand, and bears no interest. The Company historically has not experienced an uncollectible receivable from the related party. Management believes that the related party receivable is fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its due from related party at October 31, 2024 and 2023. During the years ended October 31, 2024 and 2023, the Company advances to the related party company $7,640 and $3,468, respectively, and received $11,272 and $10,900, respectively, for repayment.

Due to related parties

At October 31, 2024 and 2023, due to related party consisted of the following:

	Years Ended October 31,
	2024	2023
Jingpeng Guo (1)	$11,239	$10,934
Ye Li (2)	1,742	1,695
Wei Zhu (3)	123,634	120,274
Xiamen Heying (defined below) (4)	70,556	69,049
Total	$207,171	$201,952
(1)	Vice President of the Company
(2)	Director of the Company
(3)	Chairman and Chief Executive Office of the Company
(4)	Xiamen Heying Information Technology Ltd. (“Xiamen Heying”), which was 86.43% owned by Mr. Wei Zhu

The balance of due to related parties represents expenses paid by these related parties on behalf of the Company and advances from the related parties for working capital. During the years ended October 31, 2024 and 2023, the Company borrowed $-0- and $139,728, respectively, from related parties and repaid $418 and $-0-, respectively, to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.